Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the year ended December 31, 2016:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value

Options outstanding as of January 1, 2016	61,362,198	$0.34		9.7	$-
Changes during the period:
Granted	22,700,000	$0.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29		8.7	$-
Exercisable options at December 31, 2016	25,486,486	$0.34		8.7	$-

Schedule of Nonvested Share Activity [Table Text Block]
The following is a summary of the Company’s non-vested share options at December 31, 2016 and changes during the year ended December 31, 2016:

		Weighted
		average
	Number	grant date
	of shares	fair value

Non-vested options at December 31, 2015	58,480,181	$0.21
Options granted	22,700,000	$0.09
Options vested	(22,604,469)	$0.18
Non-vested options forfeited	(4,690,000)	$0.12
Non-vested at December 31, 2016	53,885,712	$0.24

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the year:

		December 31,
	2016	2015	2014
Expected dividend yield	0%	0%	-
Expected volatility	74.18%-80.71%	71.28%-81.79%	-
Risk-free interest	1.03%-1.52%	1.51%-2.27%	-
Expected life	5.5-6.25 years	5.5-10 years	-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

					Remaining
	Options	Weighted		Options	contractual
	outstanding	average	Weighted	exercisable	life (years	Weighted
Exercise	at	remaining	average	at	for	average
price	December	contractual	exercise	December	exercisable	exercise
(range) ($)	31, 2016	life (years)	price ($)	31, 2016	options)	price ($)
0.08-0.19	24,313,351	9.31	0.15	6,950,054	9.22	0.15
0.32	53,597,347	8.72	0.32	17,239,932	8.72	0.32
0.60-0.75	290,000	7.20	0.72	290,000	7.20	0.72
0.98-1.56	311,500	3.24	1.31	311,500	3.24	1.31
2.00	860,000	6.73	2.00	695,000	6.73	2.00
	79,372,198			25,486,486

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The warrants outstanding at December 31, 2016, classified as equity, were issued in connection with several private placements of the Company are as follows:

	Number of	Exercise
Grant date	warrants	Price	Expiration date
2012 warrants	1,383,086	$ 1.72 - $2.25	January 16, 2017-November 30, 2017
2013 warrants	399,160	$2.00	January 16, 2018-September 17, 2018
	1,782,246